GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Shareholders' Deficit	$ (258,915)	$ (253,628)	$ (199,959)	$ (160,860)	$ (108,530)	$ (95,770)	$ (78,928)	$ (85,582)
Net Current Liabilities	340,922			245,683				$ 106,899
Going Concern [Member]
Shareholders' Deficit	(258,915)			(160,860)
Net Current Liabilities	$ 283,856			$ 160,860